Cover	Jun. 15, 2020
Document Information [Line Items]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On June 15, 2020, United Airlines Holdings, Inc. and United Airlines, Inc. (together, the "Company") filed a Form 8-K (the "Original Form 8-K") disclosing, among other matters, certain financial information under Item 8.01 in the section entitled "Company Outlook". This Amendment No. 1 to the Original Form 8-K is being filed by the Company solely to correct and replace "Passenger Load Factor year-over-year" with "Passenger Load Factor" in the tabular disclosure under the heading "Company Outlook". The remainder of the Original Form 8-K is unchanged. The "Company Outlook" section with the revised tabular disclosure is presented below under Item 8.01.
Document Period End Date	Jun. 15, 2020
Entity File Number	001-06033
Entity Registrant Name	UNITED AIRLINES HOLDINGS, INC.
Entity Central Index Key	0000100517
Entity Tax Identification Number	36-2675207
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	233 S. Wacker Drive
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60606
City Area Code	872
Local Phone Number	825-4000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	UAL
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
UNITED AIRLINES, INC.
Document Information [Line Items]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On June 15, 2020, United Airlines Holdings, Inc. and United Airlines, Inc. (together, the "Company") filed a Form 8-K (the "Original Form 8-K") disclosing, among other matters, certain financial information under Item 8.01 in the section entitled "Company Outlook". This Amendment No. 1 to the Original Form 8-K is being filed by the Company solely to correct and replace "Passenger Load Factor year-over-year" with "Passenger Load Factor" in the tabular disclosure under the heading "Company Outlook". The remainder of the Original Form 8-K is unchanged. The "Company Outlook" section with the revised tabular disclosure is presented below under Item 8.01.
Document Period End Date	Jun. 15, 2020
Entity File Number	001-10323
Entity Registrant Name	UNITED AIRLINES, INC.
Entity Central Index Key	0000319687
Entity Tax Identification Number	74-2099724
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	233 S. Wacker Drive
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60606
City Area Code	872
Local Phone Number	825-4000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false